Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2020
Income Taxes [Line Items]
Change in valuation allowance			$ 50,088,000	$ 50,088,000	$ 29,382,000
Provision for income taxes	$ 0	$ 0		0	0
Increase in valuation allowance				20,700,000
U.S. federal net operating loss			45,768,000	45,768,000	26,472,000
Unrecognized tax benefits, income tax penalties or interest accrued			0	0	0
Holicity Inc.
Income Taxes [Line Items]
U.S. federal net operating loss carryovers			69,740	69,740
Change in valuation allowance			137,577	137,577
Provision for income taxes	$ 0		0
U.S. federal net operating loss			14,645	14,645
Domestic Tax Authority [Member]
Income Taxes [Line Items]
U.S. federal net operating loss			164,600,000	164,600,000	94,400,000
U.S. federal net operating loss carryforwards, not subject to expiration			148,500,000	148,500,000	78,300,000
U.S. federal net operating loss carryforwards, subject to expiration			16,100,000	16,100,000	16,100,000
U.S. federal state net operating loss carryforwards			160,500,000	160,500,000	$ 95,200,000
Federal [Member]
Income Taxes [Line Items]
Research and development tax credit carryforwards			2,750,000	2,750,000
California [Member]
Income Taxes [Line Items]
Research and development tax credit carryforwards			$ 2,100,000	$ 2,100,000
Tax Year 2020, 2021, 2022 | Maximum
Income Taxes [Line Items]
Business incentive tax credits to offset against taxes						$ 5,000,000
Tax Year 2020, 2021, 2022 | Minimum
Income Taxes [Line Items]
Taxable income for suspension on use of net operating losses						$ 1,000,000